Rule 497(e)
                                        Registration No. 33-73824
                                                File No. 811-8274

                         MASSMUTUAL INSTITUTIONAL FUNDS
                    SUPPLEMENT DATED DECEMBER 1, 1998 TO THE
                          PROSPECTUS DATED MAY 1, 1998

THE PROSPECTUS IS CHANGED AS FOLLOWS:

The supplement dated July 29, 1998 is replaced by this Supplement.

2. MassMutual Value Equity Fund was renamed "MassMutual Core Equity Fund." All references in the Prospectus to MASSMUTUAL VALUE EQUITY FUND OR VALUE EQUITY FUND are replaced with the phrases MASSMUTUAL CORE EQUITY FUND OR CORE EQUITY FUND.

3. All references in the Prospectus to the VALUE EQUITY SECTOR of the MassMutual Balanced Fund, beginning with the first such reference in the fourth paragraph on the cover page, are replaced with the phrase CORE EQUITY SECTOR.

4. The Table relating to CLASS Y under the heading EXPENSES on page 5 of the Prospectus is replaced with the following table:



------------------------------------------------------------------------------
                                    CLASS Y
------------------------------------------------------------------------------
                       SHORT                            SMALL CAP
                       -TERM  CORE             CORE      VALUE    INTERNATIONAL
                PRIME   BOND  BOND  BALANCED  EQUITY     EQUITY      EQUITY
                FUND    FUND  FUND    FUND     FUND       FUND        FUND

SHAREHOLDER
TRANSACTION
EXPENSES
(As a
percentage of
offering price)
Maximum Sales
 Charge Imposed
 on Purchases   None    None  None    None     None       None        None
Maximum Sales
Charges Imposed
 on Reinvested
 Dividends      None    None  None    None     None       None        None
Maximum
Deferred
Sales Charge    None    None  None    None     None       None        None
Exchange Fee    None    None  None    None     None       None        None
Redemption
Fee             None    None  None    None     None       None        None

ANNUAL
OPERATING
EXPENSES
(As a
percentage
of average
net assets)
Management
Fees            .45%    .45%  .45%    .45%     .45%       .55%        .85%
Rule 12b-1
Fees            None    None  None    None     None       None        None
Other
Expenses(1)     .10%    .20%  .20%    .30%     .30%       .30%        .30%

TOTAL
OPERATING
EXPENSES
(1)(2)          .55%    .65%  .65%    .75%     .75%       .85%        1.15%


(1) Other Expenses and Total Operating Expenses are based on estimated amounts for the 1998 fiscal year, but restated to give effect to a reduction in administrative service fee charged to the Prime Fund, the Core Bond Fund, the Short-Term Bond Fund and the International Equity Fund (which was effective on December 1, 1998).

(2) Class Y Investors may also be subject to charges imposed in their administrative services or other agreement with the Adviser. See "How To Purchase, Exchange And Redeem Shares - Features and Eligibility Requirements of Each Class."

EXAMPLE: An investor would pay the following expenses on an investment of $1,000 in the Class Y shares of the Fund assuming: (a) a 5% annual return and (b) redemption at the end of each time period.

-------------------------------------------------------------------------------
                   SHORT   CORE   BALANCED   CORE    SMALL CAP    INTERNATIONAL
             PRIME -TERM   BOND   FUND       EQUITY  VALUE        EQUITY FUND
             FUND  BOND    FUND              FUND    EQUITY
                   FUND                              FUND
-------------------------------------------------------------------------------

1 Year      $5.62  $6.64  $6.64   $7.66      $7.66    $8.68         $11.73

3 Years    $17.63 $20.80 $20.80  $23.97     $23.97   $27.12         $36.54

5 Years    $30.72 $36.22 $36.22  $41.68     $41.68   $47.12         $63.29

10 Years   $68.93 $81.04 $81.04  $92.92     $92.92  $104.75        $139.75

------------------------------------------------------------------------------


THE EXAMPLE IS BASED ON EACH FUND'S "TOTAL OPERATING EXPENSES," AS DESCRIBED ABOVE. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE RETURNS OR EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

5. The last four sentences of the third paragraph under the caption "(5) MASSMUTUAL CORE EQUITY FUND' on page 16 of the Prospectus are replaced with the following:

     On July 29, 1998, Walter T. McCormick became the Fund's portfolio manager. As portfolio manager, Mr. McCormick is the person principally responsible for the day-to-day management of the Fund's portfolio. Mr. McCormick joined Babson on June 22, 1998, as a Senior Vice President, from Keystone Investments, Inc., where he managed equity portfolios for the past 14 years and, since 1997, also served as the chief investment officer of Keystone's Growth and Income unit.

6. The following is added as a new second paragraph under the caption "SECURITIES LENDING" on page 17 of the Prospectus:

     Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund's securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government Securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of such Fund.

7. The following paragraphs should be added as the third and fourth paragraphs on page 18 of the Prospectus within the section captioned "INVESTMENT PRACTICES OF THE FUNDS AND RELATED RISKS" UNDER "FOREIGN SECURITIES":

     The International Equity Fund and, to a lesser extent, the other Funds, may be subject to an additional risk regarding their foreign securities holdings. On January 1, 1999, eleven countries in the European Monetary Union will adopt the euro as their official currency. However, their current currencies (for example, the franc, the mark and the lire) will also continue in use until January 1, 2002. After that date, it is expected that only the euro will be used in those countries. A common currency is expected to confer some benefits in those markets, by consolidating the government debt market for those countries and reducing some currency risks and costs. But the conversion to the new currency will affect the Funds operationally and also has potential risks, some of which are listed below. Among other things, the conversion will affect:

     * Issuers in which the Funds invest, because of changes in the competitive environment from a consolidated currency market and greater operational costs from converting to the new currency. This might depress stock values.
     * Vendors the Funds depend on to carry out its business, such as custodians (which hold the foreign securities the Funds buy), the Adviser and Sub-Advisers (which must price the Funds' investments to deal with the conversion to the euro) and brokers, foreign markets and securities depositories. If they are not prepared, there could be delays in settlements and additional costs to the Funds.
     * Exchange contracts and derivatives that are outstanding during the transition to the euro. The lack of currency rate calculations between the affected currencies and the need to update the Funds' contracts could pose extra costs to the Funds.

     The Sub-Adviser to the International Equity Fund is upgrading (at its expense) its computer and bookkeeping systems to deal with the conversion. The Funds' custodian has advised the Adviser of its plans to deal with the conversion including how it will update its record keeping systems and handle the redenomination of outstanding foreign debt. The possible effect of these factors on the Funds' investments cannot be determined at this time, but they may reduce the value of some of the Funds' holdings and increase their operational costs.

8. The following is added immediately before the caption "HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES" on page 20 of the Prospectus:

     YEAR 2000 ISSUE

     Like other businesses and governments around the world, the Funds could b adversely affected if the computer systems used by the Funds' service providers and those with which they do business do not properly recognize the Year 2000. This is commonly known as the "Year 2000 issue." In 1996, MassMutual began an enterprise-wide process of identifying, evaluating and implementing changes to its computer systems to address the Year 2000 issue. MassMutual is addressing the Year 2000 issue internally with modifications to existing programs and conversions to new programs. MassMutual has advised the Funds that the Year 2000 issue is one of MassMutual's highest business operational priorities. MassMutual is also seeking assurances from the Funds' other service providers, including the Sub-Advisers, and others with which MassMutual and the Funds conduct business in order to identify and resolve Year 2000 issues. In addition, because the Year 2000 issue affects virtually all organizations, the companies in which the Funds invest could be adversely impacted by the Year 2000 issue. The extent of such impact cannot be predicted.

9. The third sentence in the first paragraph on page 21 of the Prospectus, under the HEADING "FEATURES AND ELIGIBILITY REQUIREMENTS OF EACH CLASS" under the caption "CLASS Y SHARES", is hereby replaced with the following:

     Class Y Shares may also be purchased by: certain other institutional investors with assets in excess of $10 million that enter into an agreement with the Adviser or an affiliate of the Adviser, including insurance company separate investment accounts; MassMutual separate investment accounts; and other registered investment companies managed by the Adviser or an affiliate of the Adviser, including other series of the Trust.

10. The following sentence is added after the second sentence in the third paragraph under the caption "PURCHASE OF SHARES" on page 22 of the Prospectus:
"MassMutual separate investment accounts may purchase Class Y shares directly from the Trust."

11. The fourth sentence in the second paragraph of page 24 of the Prospectus, within the section "INVESTMENT MANAGER AND SUB-ADVISERS" under the caption "INVESTMENT MANAGER", is replaced with the following:

     The Trust, on behalf of each Fund, pays MassMutual an administrative services fee monthly for the administrative services performed at annual rates of the average daily net assets of the applicable class of shares of the Fund which range from .4752% to .4875% for Class A shares, .0823% to .2875% for Class Y Shares and .0774% to .0777% for Class S Shares.

12. The second and third to last sentences of the fourth paragraph under the caption "HOW FUND SHARES ARE PRICED" on page 25 of the Prospectus are replaced with the following:

     In connection with the sale of Class Y shares to non-qualified deferred compensation plans that enter into an administrative services agreement with MassMutual, additional compensation may be paid as determined by MassMutual from time-to-time. As of the date of this Supplement, aggregate annual compensation in such cases is in an amount equal to 0.25% of the amount invested.


December 1, 1998






                         MASSMUTUAL INSTITUTIONAL FUNDS
                    SUPPLEMENT DATED DECEMBER 1, 1998 TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1998

THE STATEMENT OF ADDITIONAL INFORMATION IS CHANGED AS FOLLOWS:

1. MassMutual Value Equity Fund has been renamed "MassMutual Core Equity Fund." All references in the Statement of Additional Information to the MASSMUTUAL VALUE EQUITY FUND OR VALUE EQUITY FUND are replaced with the phrases MASSMUTUAL CORE EQUITY FUND OR CORE EQUITY FUND.

3. All references in the Statement of Additional Information to VALUE EQUITY SECTOR or EQUITY SECTOR of the MassMutual Balanced Fund, starting with the first such reference on page 3, are replaced with the phrase CORE EQUITY SECTOR.

10.  The third sentence in the first paragraph under the caption "ADMINISTRATOR
                                                                  -------------
AND SUB-ADMINISTRATOR" on page 17 of the Statement of Additional Information is
---------------------
replaced with the following:

     The Trust, on behalf of each Fund, pays MassMutual an administrative services fee monthly at an annual rate based upon the average daily net assets of the applicable class of shares of the Fund which range from .4752% to .4875% for Class A shares; .0823% to .2875% for Class Y Shares; and .0774% to .0777% for Class S Shares.

December 1, 1998